Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Cost
The components of the Company’s lease costs for the years ended December 31, were as follows:

(In millions)	2023	2022	2021
Fixed lease cost	$16.5	$15.1	$13.6
Variable lease cost	4.0	3.0	2.0

Total operating lease cost	$20.5	$18.1	$15.6

Supplemental cash flow information related to the Company’s leases for the years ended December 31, was as follows:

(In millions)	2023	2022	2021
Operating cash flows from operating leases	$15.0	$12.8	$12.2
Right-of-use assets obtained in exchange for new operating lease liabilities	$10.8	$12.0	$18.3

Assets And Liabilities, Lessee
Supplemental balance sheet information related to the Company’s leases as of December 31, was as follows:

(In millions)	Balance Sheet Classification	2023	2022	2021
Lease ROU assets:
Operating	Other assets	$37.3	$37.5	$30.7
Finance (a)	Net property, plant and equipment	4.7	4.0	3.2

Total lease ROU assets		$42.0	$41.5	$33.9

Lease liabilities:
Current:
Operating	Other current liabilities	$12.2	$10.5	$9.5
Finance (a)	Other current liabilities	0.9	0.5	—
Long-term:
Operating	Other liabilities	27.2	29.1	23.0
Finance (a)	Other liabilities	1.4	0.9	—

Total lease liabilities		$41.7	$41.0	$32.5

(a)
Finance leases include real estate leases for which the Company is a lessee for an indefinite lease term. However, these finance leases have no lease liability outstanding as of December 31, 2023 as no amounts are due under the lease.

The following table presents the weighted-average remaining lease term and discount rates for the leases for which the Company is the lessee:

(In millions)	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	4.3	5.3	2.9
Finance leases (a)	3.0	3.0	4.3
Weighted-average discount rate
Operating leases	5.3%	4.7%	4.0%
Finance leases (a)	5.9%	4.7%	4.1%

(a)	Excludes real estate finance leases for which the Company is a lessee for an indefinite lease term and has no lease liability outstanding as of December 31, 2023.

Lessee, Operating Lease, Liability, Maturity
Maturity of operating and finance lease liabilities as of December 31, 2023, in millions:

	Operating Leases	Finance Leases
Year 1 (a)	$13.8	$1.0
Year 2	10.7	0.8
Year 3	6.8	0.5
Year 4	4.8	0.2
Year 5	3.0	—
After Year 5	5.0	—

Total lease payments	$44.1	$2.5
Less: Interest on lease payments	(4.7)	(0.2)

Present value of lease liabilities	$39.4	$2.3

(a) Represents the next 12 months

Lessor, Lease Revenue
Operating Lease Revenue:

(In millions)	December 31, 2023	December 31, 2022	December 31, 2021
Fixed payment revenue	$63.8	$65.4	$66.1
Variable payment revenue	33.8	33.1	24.9

Total	$97.6	$98.5	$91.0

Lessor, Operating Lease, Payments to be Received, Maturity
Operating Lessor Maturity Analysis as of December 31, 2023, in millions:

Year 1 (a)	$40.3
Year 2	38.4
Year 3	35.6
Year 4	24.2
Year 5	11.4
After Year 5	13.1

Total lease receivables	$163.0

(a) Represents the next 12 months

Sales-type and Direct Financing Leases, Lease Receivable, Maturity	Sales-Type Lessor Maturity Analysis as of December 31, 2023, in millions:

Year 1 (a)	$1.9
Year 2	0.6
Year 3	0.3
After Year 3	0.4

Total lease receivables	$3.2

(a) Represents the next 12 months
Sales-type Leases Balance Sheet Classification
Our net investment in sales-type leases were classified in the Consolidated Balance Sheets as of December 31, as follows:

(In millions)	2023	2022	2021
Trade receivables, net of allowances	$4.8	$5.4	$5.0
Other assets	2.0	0.9	2.5

Total	$6.8	$6.3	$7.5